COMMON STOCK	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Consultant Warrants 1
Common Stock
Note 4: Common Stock

On May 30, 2013, the Company issued common stock upon exercise of an employee stock option.  The employee utilized a cashless conversion of 94,442 options with a strike price of $0.19 and received 68,054 shares of common stock.

On June 21, 2013, the Company issued common stock upon exercise of an investor warrant. The investor utilized a cashless conversion of 210,600 warrants with a strike price of $0.20 and received 145,800 shares of common stock.

On June 26, 2013, the Company issued 208,000 shares of common stock in conversion of $104,000 of principal of the notes issued on April 5, 2013.

NOTE 12:	CAPITAL STRUCTURE

The Company is authorized to issue 200,000,000 shares of common stock and 10,000,000 shares of preferred stock with a par value of $0.0001 per share.

On November 10, 2010, the Company completed a private placement transaction (the “Financing”) pursuant to a Common Stock Purchase Agreement (the “Purchase Agreement”) and a Registration Rights Agreement (the “Registration Rights Agreement”). The Purchase Agreement provided for the sale of up to 40,000,000 shares of common stock of Adamis to a foreign institutional investor (the “Purchaser”), at a price of $0.25 per share, for up to $10 million of gross proceeds. An initial closing was held on November 10, 2010 pursuant to which the Company received $5,000,000 in gross proceeds and issued 20,000,000 shares of common stock. Proceeds have been reduced by $36,664 for fees incurred related to the private placement transaction.

During the first fiscal quarter ending June 30, 2011, certain holders of the Gemini Notes exercised their conversion feature to convert their notes into shares of the Company’s common stock. A total of 1,593,101 shares were issued in the conversion of notes and accrued interest with a total converted amount of $318,619.

On June 30, 2011, the holder of the G-Max Note converted the entire $500,000 principal amount of the note into 2,500,000 shares of common stock at the conversion price stated in the note.

On June 30, 2011, the Purchaser received 2,200,000 shares of common stock at $0.25 per share in connection with the Financing, for cash proceeds totaling $550,000. Effective July 21, 2011, the Purchaser received an additional 2,200,000 shares of common stock at $0.25 per share in connection with the second cash payment of $550,000 pursuant to the amendment to the Purchase Agreement.

On August 1, 2011, the Company entered into a consulting agreement with a consultant to assist the Company in the evaluation of potential product and technology candidates and related product financing structures and arrangements, and the development of the Company’s general business plan. As compensation, the Company issued 250,000 shares of its common stock, with a value of $60,000. The value was capitalized and was amortized over the five-month term of the agreement.

On November 10, 2011, the Company issued 2,800,000 shares of common stock to the Purchaser under the second amendment to the Purchase Agreement for cash proceeds totaling $700,000.

On January 31, 2012, the Purchaser received 1,500,000 shares of common stock at $0.25 per share in connection with the Financing, for cash proceeds totaling $375,000. Effective February 13, 2012, the Purchaser received an additional 499,680 shares of common stock at $0.25 per share in connection with the second cash payment of $124,920. On February 29, 2012, the Purchaser received 800,640 shares of common stock at $0.25 per share in connection with the Financing, for cash proceeds totaling $200,160 pursuant to the third amendment to the Purchase Agreement.

On April 2, 2012, the Company issued 1,000,000 shares of common stock to Gemini as part of the $1,000,000 Gemini Note transaction as described in Note 7 above.

On June 11, 2012, the Company issued 500,000 shares of common stock to G-Max as part of the $500,000 note transaction described in Note 7 above.

On June 11, 2012, the Company issued 500,000 shares of common stock to Gemini as part of the $500,000 note transaction described in Note 7 above.

On October 25, 2012, the Company issued 176,000 shares of common stock to G-Max as part of the $588,000 note transaction described in Note 7 above.

During the quarter ended December 31, 2012, Gemini converted its April 2012 note into common stock, and the Company issued 4,293,370 shares in conversion of the $1,000,000 principal and interest of $73,343.

On December 28, 2012, the Company issued 100,000 shares of common stock to a consultant for services to be provided through December 2013.

On December 31, 2012, the Company issued 600,000 shares of common stock to a private investor as part of the $600,000 note transaction as described in Note 7 above.

On January 18, 2013, G-Max converted its June 2012 note into common stock, and the Company issued 913,384 shares in conversion of the $500,000 principal and interest of $2,361.

During the year ended March 31, 2013, the Company issued 411,473 shares of common stock to warrant holders for various strike prices ranging from $0.20 to $0.30. The exercised warrants were cashless conversions.